EATON VANCE MUNICIPALS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) on behalf of Eaton Vance Massachusetts Municipals Fund (the “Fund”) (1933 Act File No. 33-572) certifies (a) that the forms of prospectus and statement of additional information dated April 3, 2006 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 105 (“Amendment No. 105”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 105 was filed electronically with the Commission (Accession No. 0000940394-06-000357) on April 3, 2006.

EATON VANCE MUNICIPALS TRUST

By: /s/ Alan R. Dynner Alan R. Dynner Secretary

Dated: April 6, 2006